Share-Based Payments - Schedule of Warrant Activity (Details) - $ / shares	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Number of Warrants Outstanding and Exercisable, Beginning Balance		3,000,000
Number of Warrants Outstanding and Exercisable, Granted	3,000,000
Number of Warrants Outstanding and Exercisable, Exercised		(3,000,000)
Number of Warrants Outstanding and Exercisable, Expired
Number of Warrants Outstanding and Exercisable, Ending Balance	3,000,000
Warrants Weighted Average Exercise Price, Beginning Balance		$ 0.30
Warrants Weighted Average Exercise Price, Granted	0.30
Warrants Weighted Average Exercise Price, Exercised		0.30
Warrants Weighted Average Exercise Price, Expired
Warrants Weighted Average Exercise Price, Ending Balance	$ 0.30
Warrants Contractual Life in Years, Beginning Balance	0 years	4 years
Warrants Contractual Life in Years, Granted	4 years	0 years
Warrants Contractual Life in Years, Exercised	0 years	0 years
Warrants Contractual Life in Years, Expired	0 years	0 years
Warrants Contractual Life in Years, Ending Balance	4 years	0 years